                                    Letterhead of
                     The American Franklin Life Insurance Company
                                  #1 Franklin Square
                             Springfield, Illinois  62713
                                    (217) 528-2011


                                     May 5, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           RE: Separate Account VUL-2 of The American Franklin Life Insurance Company (1933 Act Registration No. 33-41838)

Ladies and Gentlemen:

           On behalf of Separate Account VUL-2 of The American Franklin Life Insurance Company, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus under Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of Prospectus that would have been filed under Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form S-6, which was filed electronically with the Securities and Exchange Commission on April 30, 1998.

           If you have any questions about this filing, please contact the undersigned at (800) 528-2011, extension 2759.

                               Very truly yours,

                               /s/ Elizabeth E. Arthur

                               Elizabeth E. Arthur
                               Assistant Secretary



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